LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.7%
	EQUITY - 40.7%
3,000	Invesco QQQ Trust Series 1	$ 1,428,810
8,000	SPDR S&P 500 ETF Trust	4,509,440
		5,938,250

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,092,139)	5,938,250

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 59.6%
	MONEY MARKET FUNDS - 59.6%
8,701,219	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 5.12% (Cost $8,701,219)(a)	8,701,219

	TOTAL INVESTMENTS - 100.3% (Cost $13,793,358)	$ 14,639,469
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(46,686)
	NET ASSETS - 100.0%	$ 14,592,783

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.